Reserve Factoring	12 Months Ended
Dec. 31, 2024
Factoring [Abstract]
FACTORING	REVERSE FACTORING
23.1Accounting policies
The Company promotes negotiations with suppliers with the aim of extending their payment terms. In this way, agreements were signed with financial institutions that allow their suppliers to advance the payment titles, mainly fuel, with interest rates ranging from 1.19% and 1.27% p.m.
When the notes payable is included in the drawn risk, this amount is transferred from the item “Accounts payable” to “Reverse factoring”.
23.2Movement of reverse factoring

Description	December 31, 2023	Addition	Payment	Interest paid	Interest incurred	December 31, 2024

Reverse factoring	290,847	208,804	(496,286)	(13,589)	10,224	—

	290,847	208,804	(496,286)	(13,589)	10,224	—

Description	December 31, 2022	Addition	Payment	Interest paid	Interest incurred	December 31, 2023

Reverse factoring	753,352	391,676	(831,477)	(39,714)	17,010	290,847

	753,352	391,676	(831,477)	(39,714)	17,010	290,847